Goodwill, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, net

6	Goodwill, net

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Acquisition	664	664	519
Goodwill impairment	(664)	(664)	(519)
	-	-	-

On February 20, 2023, the Company acquired Meili Technologies Pte Ltd and its subsidiary, a last-mile on-demand logistics service provider in Singapore, for a purchase consideration of S$600,000 satisfied by the issuance of exchangeable notes. The acquisition resulted in the recognition of goodwill of S$664,000.

In 2023, the Company recognized a full impairment of this goodwill after assessing the recoverable amount of the Meili Group, resulting in an impairment charge of S$664,000 recorded in the consolidated statements of operations.

No goodwill or impairment of goodwill was recognized for the six months ended June 30, 2025 and 2024.